Long-Term Investments (Tables)	12 Months Ended
Dec. 31, 2024
Long-Term Investments [Abstract]
Schedule of Long-Term Investments

Long-term investments consisted of the following:

	As of December 31,
	2023	2024
	RMB	RMB
Measurement alternative method
PFI Food Industries Limited	14,136,050	8,490,163

Long-term investments	14,136,050	8,490,163